Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Running Oak Efficient Growth ETF NAV
Shareholder Report [Line Items]
Fund Name	Running Oak Efficient Growth ETF
Class Name	Running Oak Efficient Growth ETF
Trading Symbol	RUNN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Running Oak Efficient Growth ETF for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-800-658-1070.
Additional Information Phone Number	1-800-658-1070
Additional Information Website	https://www.runningoaketfs.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Running Oak Efficient Growth ETF (the “Fund”) is an actively managed portfolio comprised of large and mid capitalization US stocks. It seeks to identify high-quality companies that exhibit the greatest combination of above average earnings growth, attractive valuations, and lower downside risk, and seeks to avoid stocks that possess characteristics historically associated with downside volatility.
Returns for large and midcap US stocks were broadly positive over the reporting period. Numerous factors contributed to this, including bullish investor sentiment, anticipation of rate cuts from the Fed in 2024, and perception of continued economic strength. Investors continued to show limited concern for high valuations among mega cap stocks, which continued to lead the market in terms of total returns.

Top Contributors
↑	EMCOR Group, Inc (EME)
↑	Leidos Holdings, Inc. (LDOS)

Top Detractors
↓	Becton, Dickinson & Company (BDX)
↓	Air Products and Chemicals, Inc (APD)
PERFORMANCE
The Fund maintains significant exposure to mid cap stocks, which broadly lagged their large cap counterparts, and held no exposure to 9 of the 10 largest companies in the S&P 500 Total Return Index. While this led to the Fund underperforming the S&P 500 Total Return Index, proficiency in constructing a portfolio of stocks whose prices do not fully reflect their historical and expected earnings growth led to overperformance relative to the average large cap stock, as defined by the S&P 500 Equal Weight Index. The Fund also handily outperformed mid cap stocks, as defined by the S&P MidCap 400 Total Return Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/07/2023)
Running Oak Efficient Growth ETF NAV	24.22	24.23
Running Oak Efficient Growth ETF Market	24.22	24.28
S&P 500 TR	27.14	27.40
S&P 500 Equal Weight Total Return	19.43	19.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.runningoaketfs.com/fund for more recent performance information. Visit https://www.runningoaketfs.com/fund for more recent performance information.
Net Assets	$ 193,197,113
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 676,298
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$193,197,113
Number of Holdings	58
Net Advisory Fee	$676,298
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Securities	(%)
SS&C Technologies Holdings, Inc.	2.0%
Intercontinental Exchange, Inc.	2.0%
Brown & Brown, Inc.	2.0%
Primerica, Inc.	2.0%
Genpact Ltd.	1.9%
Fiserv, Inc.	1.9%
Arthur J Gallagher & Co.	1.9%
UnitedHealth Group, Inc.	1.9%
The TJX Companies, Inc.	1.9%
CACI International, Inc.	1.9%

Updated Prospectus Web Address	https://www.runningoaketfs.com/fund